REVENUE	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
REVENUE [Text Block]

14. REVENUE

	Years ended
	December 31,	December 31,
	2022	2021

Silver sales (1)	$142,688	$97,257
Gold sales (1)	70,501	70,022
Less: smelting and refining costs	(3,029)	(1,959)
Revenue	$210,160	$165,320

(1) Changes in fair value from provisional pricing in the period are included in silver and gold sales.

	Years ended
	December 31,	December 31,
	2022	2021
Revenue by product
Concentrate sales	$54,042	$57,011
Provisional pricing adjustments	(47)	(183)
Total revenue from concentrate sales	53,995	56,828
Refined metal sales	156,165	108,492
Total revenue	$210,160	$165,320

Provisional pricing adjustments on sales of concentrate consist of provisional and final pricing adjustments made prior to the finalization of the sales contract. The Company's sales contracts are provisionally priced with provisional pricing periods lasting typically one to three months with provisional pricing adjustments recorded to revenue as market prices vary. As at December 31, 2022, a 10% change to the underlying metals prices would result in a change in revenue and accounts receivable of $663 (December 31, 2021 - $470) based on the total quantities of metals in sales contracts for which the provisional pricing periods were not yet closed.